Income tax Deferred Tax Asset Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ (1,074)	$ (1,048)
Deferred tax expense (income) recognised in profit or loss	118	19
Deferred tax relating to items credited (charged) directly to equity	(25)	(45)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1)	0
Deferred tax liability (asset)	(982)	(1,074)
Deferred tax assets	32	8
Deferred tax liabilities	(1,014)	(1,082)
Derivatives [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(99)	(33)
Deferred tax expense (income) recognised in profit or loss	26	(66)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred tax liability (asset)	(73)	(99)
Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(556)	(583)
Deferred tax expense (income) recognised in profit or loss	197	26
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1)	1
Deferred tax liability (asset)	(360)	(556)
Intangible assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,711)	(1,763)
Deferred tax expense (income) recognised in profit or loss	612	46
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(3)	6
Deferred tax liability (asset)	(1,102)	(1,711)
Employee benefits [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	492	490
Deferred tax expense (income) recognised in profit or loss	(214)	47
Deferred tax relating to items credited (charged) directly to equity	(20)	(43)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	(2)
Deferred tax liability (asset)	258	492
Unused tax losses [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	97	110
Deferred tax expense (income) recognised in profit or loss	(12)	(13)
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred tax liability (asset)	85	97
Interest [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	562	501
Deferred tax expense (income) recognised in profit or loss	(450)	61
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred tax liability (asset)	112	562
Other Items [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	141	230
Deferred tax expense (income) recognised in profit or loss	(41)	(82)
Deferred tax relating to items credited (charged) directly to equity	(5)	(2)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	3	(5)
Deferred tax liability (asset)	$ 98	$ 141